General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General [Abstract]
Accumulated deficit	$ (68,691)	$ (63,569)
Cash and cash equivalents	2,076	3,574	$ 6,875	$ 1,946
Operating loss	(5,883)	(2,592)	(5,789)
Cash flows from operating activities	$ (5,887)	$ (7,917)	$ (5,061)